Business Combination, Significant Transaction and Sale of Business (Details Textual 2) - USD ($) $ in Thousands					1 Months Ended				12 Months Ended
	May 07, 2018	Oct. 31, 2016	Jun. 30, 2015	Apr. 14, 2015	Dec. 31, 2018	Dec. 27, 2017	Feb. 28, 2017	Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 07, 2018	Nov. 01, 2016	Jul. 11, 2016
Business Combination, Significant Transaction and Sale of Business (Textual)
Revenue									$ 1,492,988	$ 1,355,139	$ 1,108,621
Acquisition of in Shavit Software (2009) Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash														$ 6,836
Estimated fair value of contingent payment		$ 4,699
Percentage of ownership		100.00%
Acquisition of in Shavit Software (2009) Ltd [Member] | Software professional and outsourced management services [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash		$ 6,836
Acquisition of StoneRiver, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash							$ 101,351
Revenue							67,805
General and administrative expense							$ 1,348
Acquisition of Comblack IT Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash				$ 1,821
Percentage of assets acquired				70.00%
Estimated fair value of contingent payment				$ 1,523	$ 927							$ 298
Redeemable non-controlling interests				$ (989)	5,234				5,234
Percentage of remaining assets acquired				30.00%
Acquisition of Infinigy Solutions LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash			$ 6,527
Percentage of assets acquired			70.00%
Estimated fair value of contingent payment			$ 5,600								927
Redeemable non-controlling interests			$ (3,590)		14,408				14,408
Percentage of remaining assets acquired			30.00%
Operational targets								$ 534	14,408	2,198
Acquisition Of Knowledgeprice [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash						$ 4,068
Estimated fair value of contingent payment						1,961
Fair value of total consideration						$ 6,029
Description of business combination						The seller has performance based payments relating to achievements of revenue and profitability targets over three years (2018-2020) and retention payment of up to $1,116 as of December 31, 2017, that are subject to continued employment, and therefore not part of the purchase price.
Acquisition Of Knowledgeprice [Member] | January 2018 [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash						$ 310
Acquisition Of Knowledgeprice [Member] | December 2017 [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash						$ 3,758
Other acquisitions by Magic in 2015, 2016 and 2017 [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash					588				588	1,050	8,884
Estimated fair value of contingent payment										1,050	8,884
Deferred payment											493
Redeemable non-controlling interests											$ (1,209)
Acquisition of Roshtov Software Industries Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash															$ 20,550
Percentage of assets acquired															60.00%
Deferred payment															$ 5,610
Redeemable non-controlling interests															$ (14,012)
Percentage of remaining assets acquired															40.00%
Adaptik Corporation [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash													$ 18,059
Total cash consideration	$ 18,179
Paid amount	17,979
Revenue targets over three years (2018-2020)	3,700
Deposited at closing in escrow	339
Adaptik Corporation [Member] | March 2022 [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Paid amount	$ 200
Magic [Member] | Acquisition of in Shavit Software (2009) Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Estimated fair value of contingent payment		$ 2,137
Parties [Member] | Acquisition of in Shavit Software (2009) Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Deferred payment					$ 2,535				$ 2,535	$ 924